Shareholder Fees {- Fidelity Flex Inflation-Protected Bond Index Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Flex Inflation-Protected Bond Index Fund PRO-07 | Fidelity Flex Inflation-Protected Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none